Intangible assets - Net book value of significant licensces (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Intangible assets
Net book value	€ 41,005	€ 43,257
Significant licences | Germany
Intangible assets
Net book value	3,346	4,053
Significant licences | Italy
Intangible assets
Net book value	3,922	1,896
Significant licences | UK
Intangible assets
Net book value	€ 2,320	€ 2,316